Inventory	12 Months Ended
Dec. 31, 2013
INVENTORY [Abstract]
Inventory	6. INVENTORY

	December 31,
	2012	2013
	US$	US$
Mobile devices	425	8,371
Others	4	81
Inventory impairment	—	(9)
Total	429	8,443